Schedule of Investments(a)
January 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–95.69%
Aerospace & Defense–0.94%
Textron, Inc.	1,350,267	$98,366,951
Air Freight & Logistics–1.78%
FedEx Corp.	957,603	185,640,918
Apparel Retail–0.44%
Ross Stores, Inc.	385,719	45,588,129
Apparel, Accessories & Luxury Goods–0.92%
Ralph Lauren Corp.(b)	770,626	95,442,030
Asset Management & Custody Banks–2.18%
State Street Corp.	2,486,321	227,075,697
Automobile Manufacturers–1.58%
General Motors Co.	4,186,274	164,604,294
Building Products–2.10%
Johnson Controls International PLC	3,141,102	218,526,466
Cable & Satellite–1.29%
Comcast Corp., Class A	3,408,435	134,121,917
Casinos & Gaming–1.52%
Las Vegas Sands Corp.(b)(c)	2,693,811	158,934,849
Communications Equipment–3.10%
Cisco Systems, Inc.	4,260,735	207,369,972
F5, Inc.(c)	781,169	115,347,415
		322,717,387
Construction Machinery & Heavy Trucks–3.37%
Caterpillar, Inc.	776,558	195,917,818
Wabtec Corp.	1,497,020	155,405,646
		351,323,464
Diversified Banks–7.97%
Bank of America Corp.	7,807,423	277,007,368
Citigroup, Inc.	3,137,991	163,865,890
JPMorgan Chase & Co.	936,083	131,014,176
Wells Fargo & Co.	5,537,779	259,555,702
		831,443,136
Diversified Chemicals–0.56%
BASF SE (Germany)	1,030,609	58,733,677
Electrical Components & Equipment–3.14%
Eaton Corp. PLC	1,066,192	172,947,004
Emerson Electric Co.	1,706,543	153,964,310
		326,911,314
Fertilizers & Agricultural Chemicals–1.23%
CF Industries Holdings, Inc.	1,517,932	128,568,840
Health Care Distributors–2.48%
Henry Schein, Inc.(b)(c)	1,470,252	126,662,210
McKesson Corp.	348,399	131,931,733
		258,593,943
Shares		Value
Health Care Equipment–2.62%
Baxter International, Inc.	1,027,654	$46,953,512
Becton, Dickinson and Co.	460,114	116,049,953
Medtronic PLC	1,321,351	110,583,865
		273,587,330
Health Care Facilities–2.31%
HCA Healthcare, Inc.	499,430	127,389,610
Universal Health Services, Inc., Class B	763,865	113,212,432
		240,602,042
Health Care Services–1.72%
CVS Health Corp.	2,031,147	179,187,788
Health Care Supplies–0.42%
DENTSPLY SIRONA, Inc.(b)	1,188,135	43,759,012
Hotel & Resort REITs–0.10%
Host Hotels & Resorts, Inc.	567,808	10,703,181
Hotels, Resorts & Cruise Lines–1.88%
Booking Holdings, Inc.(c)	80,545	196,054,585
Household Products–1.16%
Kimberly-Clark Corp.	933,884	121,414,259
Industrial Conglomerates–1.02%
General Electric Co.	1,314,917	105,824,520
Integrated Oil & Gas–5.25%
Chevron Corp.	1,505,386	261,967,271
Exxon Mobil Corp.	798,786	92,667,164
Suncor Energy, Inc. (Canada)	5,558,797	193,001,432
		547,635,867
Interactive Media & Services–1.50%
Meta Platforms, Inc., Class A(c)	1,047,077	155,983,061
Internet & Direct Marketing Retail–0.62%
eBay, Inc.	1,314,694	65,077,353
Investment Banking & Brokerage–2.29%
Goldman Sachs Group, Inc. (The)	383,090	140,138,153
Morgan Stanley	1,016,082	98,895,261
		239,033,414
IT Consulting & Other Services–2.76%
Cognizant Technology Solutions Corp., Class A	2,320,246	154,876,420
DXC Technology Co.(c)	4,643,271	133,401,176
		288,277,596
Life & Health Insurance–1.06%
MetLife, Inc.	1,506,782	110,025,222
Managed Health Care–3.16%
Elevance Health, Inc.	471,032	235,511,289
Humana, Inc.	184,231	94,271,003
		329,782,292

See accompanying notes which are an integral part of this schedule.
Invesco Comstock Fund

Shares		Value
Multi-line Insurance–2.30%
American International Group, Inc.	3,792,071	$239,734,729
Multi-Utilities–1.49%
Dominion Energy, Inc.	2,439,035	155,220,187
Oil & Gas Exploration & Production–5.38%
ConocoPhillips	1,363,989	166,229,339
Devon Energy Corp.	1,283,802	81,187,639
Hess Corp.(b)	716,153	107,537,535
Marathon Oil Corp.	4,243,072	116,557,188
Pioneer Natural Resources Co.	387,047	89,156,276
		560,667,977
Packaged Foods & Meats–0.71%
Kraft Heinz Co. (The)(b)	1,833,480	74,310,944
Paper Packaging–1.59%
International Paper Co.	3,955,623	165,424,154
Personal Products–0.94%
Haleon PLC(c)	24,361,163	97,477,959
Pharmaceuticals–5.76%
Bristol-Myers Squibb Co.	1,527,921	111,003,461
Johnson & Johnson	975,451	159,408,202
Merck & Co., Inc.	1,514,126	162,632,274
Sanofi, ADR (France)	3,406,393	167,390,152
		600,434,089
Property & Casualty Insurance–0.91%
Allstate Corp. (The)	739,081	94,949,736
Regional Banks–4.27%
Citizens Financial Group, Inc.	3,053,762	132,288,970
Fifth Third Bancorp	3,020,352	109,608,574
Huntington Bancshares, Inc.	7,741,580	117,439,769
M&T Bank Corp.	553,606	86,362,536
		445,699,849
Semiconductors–3.40%
Intel Corp.	2,426,690	68,578,260
NXP Semiconductors N.V. (China)	941,494	173,526,759
QUALCOMM, Inc.	845,478	112,626,124
		354,731,143
Shares		Value
Soft Drinks–1.04%
Coca-Cola Co. (The)	1,772,457	$108,687,063
Systems Software–1.67%
Microsoft Corp.	700,868	173,682,099
Tobacco–2.62%
Philip Morris International, Inc.	2,619,393	273,045,526
Wireless Telecommunication Services–1.14%
T-Mobile US, Inc.(b)(c)	797,246	119,036,800
Total Common Stocks & Other Equity Interests (Cost $6,338,658,273)		9,976,642,789
Money Market Funds–4.30%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(d)(e)	156,974,095	156,974,095
Invesco Liquid Assets Portfolio, Institutional Class, 4.48%(d)(e)	111,742,015	111,775,538
Invesco Treasury Portfolio, Institutional Class, 4.30%(d)(e)	179,398,965	179,398,965
Total Money Market Funds (Cost $448,100,339)		448,148,598
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $6,786,758,612)		10,424,791,387
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.41%
Invesco Private Government Fund, 4.36%(d)(e)(f)	11,966,730	11,966,730
Invesco Private Prime Fund, 4.59%(d)(e)(f)	30,769,959	30,779,190
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $42,745,920)		42,745,920
TOTAL INVESTMENTS IN SECURITIES–100.40% (Cost $6,829,504,532)		10,467,537,307
OTHER ASSETS LESS LIABILITIES—(0.40)%		(41,204,884)
NET ASSETS–100.00%		$10,426,332,423
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Comstock Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2023.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$185,898,585	$291,646,394	$(320,570,884)	$-	$-	$156,974,095	$2,648,541
Invesco Liquid Assets Portfolio, Institutional Class	132,378,481	208,318,853	(228,979,204)	41,415	15,993	111,775,538	1,923,649
Invesco Treasury Portfolio, Institutional Class	212,455,525	333,310,165	(366,366,725)	-	-	179,398,965	2,950,517
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	18,385,302	663,965,301	(670,383,873)	-	-	11,966,730	676,112*
Invesco Private Prime Fund	42,899,037	1,488,044,805	(1,500,187,984)	(420)	23,752	30,779,190	1,891,064*
Total	$592,016,930	$2,985,285,518	$(3,086,488,670)	$40,995	$39,745	$490,894,518	$10,089,883

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
02/10/2023	Deutsche Bank AG	USD	1,325,522	GBP	1,090,162	$18,715
Currency Risk
02/10/2023	Canadian Imperial Bank of Commerce	CAD	120,401,166	USD	89,728,414	(765,999)
02/10/2023	Canadian Imperial Bank of Commerce	GBP	1,516,482	USD	1,849,187	(20,729)
02/10/2023	Deutsche Bank AG	CAD	5,214,485	USD	3,919,001	(245)
02/10/2023	Deutsche Bank AG	EUR	100,228,517	USD	107,649,236	(1,376,233)
02/10/2023	Deutsche Bank AG	USD	1,064,423	GBP	858,730	(5,556)
02/10/2023	Goldman Sachs International	CAD	2,459,810	USD	1,822,238	(26,574)
02/10/2023	Goldman Sachs International	EUR	3,837,236	USD	4,135,750	(38,276)
02/10/2023	Royal Bank of Canada	GBP	39,160,570	USD	47,547,706	(739,692)
Subtotal—Depreciation						(2,973,304)
Total Forward Foreign Currency Contracts						$(2,954,589)

Abbreviations:
CAD	—Canadian Dollar
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Comstock Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$9,820,431,153	$156,211,636	$—	$9,976,642,789
Money Market Funds	448,148,598	42,745,920	—	490,894,518
Total Investments in Securities	10,268,579,751	198,957,556	—	10,467,537,307
Other Investments - Assets*
Forward Foreign Currency Contracts	—	18,715	—	18,715
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(2,973,304)	—	(2,973,304)
Total Other Investments	—	(2,954,589)	—	(2,954,589)
Total Investments	$10,268,579,751	$196,002,967	$—	$10,464,582,718

*	Unrealized appreciation (depreciation).
Invesco Comstock Fund